Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	$ 4,984	¥ 468,697	¥ 389,499	¥ 301,422
Payments made during year	(1,924)	(180,925)	(159,344)	(263,096)
Provision for recalls and other safety measures	2,880	270,883	237,907	356,749
Other	82	7,751	635	(5,576)
Liabilities for recalls and other safety measures at end of year	$ 6,022	¥ 566,406	¥ 468,697	¥ 389,499